INCOME TAXES - Components of the deferred tax assets and deferred tax liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Guarantee liabilities	¥ 2,017,547	¥ 2,111,910
Provision for accounts receivable and contract assets and financial assets receivable		29,255
Provision for loan losses	1,735,395	1,132,843
Depreciation of land use rights and capitalization of interest	55,539	42,417
Net operating loss carry forwards	78,356	76,638
Others	12,500	17,500
Gross deferred tax assets	3,899,337	3,410,563
Valuation allowance on deferred tax assets	(116,174)	(107,302)
Total deferred tax assets	3,783,163	3,303,261
Uncollected revenues	(2,841,099)	(2,345,550)
Withholding income tax	(173,305)	(112,721)
Others	(1,869)	(2,075)
Total deferred tax liabilities	(3,016,273)	(2,460,346)
Net deferred tax assets	766,890	842,915
Allowance for deferred tax assets	116,174	¥ 107,302
Net operating loss carryforward	¥ 262,704
Withholding income tax rate on dividends (as a percent)	10.00%
Minimum withholding income tax rate on dividends (as a percent)	5.00%
Direct ownership percentage threshold	25.00%
Payment of withholding income tax (net of tax refund)	¥ 405,600
Undistributed foreign earnings	173,305
Unrecognized deferred tax liabilities	¥ 768,770
Unrecognized tax benefits, impact effective tax rate percentage	5.00%
Percentage of deferred tax liabilities on retained earnings which are anticipated to be distributed	5.00%
Pillar two model, global minimum tax rate	15.00%